Intangible Assets and Non-current Asset Impairment - Summary of Development Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of development costs of intangible assets [line items]
Development completed	₩ 102,781	₩ 150,401
Development in process	272,402	216,509
Development costs	₩ 375,183	366,910
Remaining Useful life
Mobile [member]
Disclosure of development costs of intangible assets [line items]
Development completed	₩ 53,350	108,467
Development in process	₩ 157,483	₩ 144,679
Remaining Useful life	0.4	0.5
Televisions [member]
Disclosure of development costs of intangible assets [line items]
Development completed	₩ 22,597	₩ 28,001
Development in process	₩ 42,587	₩ 55,580
Remaining Useful life	0.4	0.5
Notebook [member]
Disclosure of development costs of intangible assets [line items]
Development completed	₩ 14,464	₩ 4,458
Development in process	₩ 46,167	₩ 9,639
Remaining Useful life	0.4	0.6
Other Products [member]
Disclosure of development costs of intangible assets [line items]
Development completed	₩ 12,370	₩ 9,475
Development in process	₩ 26,165	₩ 6,611
Remaining Useful life	0.7	0.5